Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 01, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Working capital	¥ 400,000	$ 51,600
Accumulated deficits	(193,860,843)		¥ (131,841,244)			$ (27,061,992)
Net Income (Loss)	(62,019,599)	(8,657,602)	13,251,753		¥ (43,098,780)
Operating cash outflows	20,700,000	2,900,000	3,800,000		1,100,000
Cash	10,300,000					$ 1,400,000
Accounts receivable	(3,938,524)	$ (549,797)	65,456,574		29,805,495
Credit facility agreement (in Yuan Renminbi)	30,000,000
Carrying value (in Yuan Renminbi)	120,000,000
Allowance accounts receivable (in Yuan Renminbi)	26,660,972		14,315,654		¥ 1,852,816			¥ 8,821,129	¥ 303,038
Accounts receivable credit losses (in Yuan Renminbi)	¥ 12,345,318		4,031,265
Residual value rate	5.00%	5.00%
Estimated useful life	5 years					5 years
Impairment for right-of-use lease assets (in Dollars) | $
Deferred contract costs (in Dollars) | $
Value-added taxes	6.00%	6.00%
Income tax benefits	50.00%	50.00%
Tax liability (in Yuan Renminbi)	¥ 100,000
Government grants (in Yuan Renminbi)	1,800,000
Grants receivable (in Yuan Renminbi)			1,800,000
Cash and cash equivalents at carrying value	10,284,108		¥ 2,401,495			1,435,606
Account insured by government maximum limit (in Yuan Renminbi)	500,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	114,100,000	$ 15,900,000
Current liabilities	¥ 144,100,000					20,100,000
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deficits | $						$ 27,100,000
Net Income (Loss) | $		$ 8,700,000
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%	11.00%	18.00%	18.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					12.00%
Customer Concentration Risk [Member] | Customer One [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	22.00%	22.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.00%	15.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%	14.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.00%	10.00%
Long-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Long-term investments	2.6316%					2.6316%
Customer One [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			14.00%	14.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			13.00%	13.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%	11.00%	25.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%	13.00%	26.00%	26.00%
Vendor Two [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	22.00%	22.00%			13.00%
Vendors Three [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					11.00%
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deficits	¥ 193,900,000
Net Income (Loss)	62,000,000				¥ 43,100,000
Cash and cash equivalents at carrying value	¥ 6,119,295					$ 854,221
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances	1					1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances	7.1636					7.1636